Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense	$ 56	$ 35	$ 35
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	(145)	(95)	22
Deferred income tax expense related to temporary difference on investment in subsidiary	0	9	0
Deferred income tax expense resulting from changes in tax rates or laws expense (recovery)	0	(7)	(31)
Write-down (reversal of write-down) of unrecognized deferred income tax assets	134	8	(9)
Current income tax expense	56	35	35
Deferred income tax recovery	(11)	(85)	(18)
Income tax expense (recovery)	$ 45	$ (50)	$ 17